Managed Futures Strategy Fund Expense Example - Class A Class C and Institutional [Member] - Managed Futures Strategy Fund	Dec. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 377
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,462
Expense Example, with Redemption, 10 Years	3,097
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	668
Expense Example, with Redemption, 3 Years	1,079
Expense Example, with Redemption, 5 Years	1,514
Expense Example, with Redemption, 10 Years	2,719
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	$ 2,050